Law Offices

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8000

February 2, 2011

Via EDGAR Transmission

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

Re:	Delaware Group Foundation Funds (the “Trust”)
File Nos. 811-08457; 333-38801
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 32 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed with the U.S. Securities and Exchange Commission electronically on January 28, 2011.

Please contact me at the number above with any questions or comments relating to this certification.

Sincerely,

/s/Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:           Cori E. Daggett
Bruce G. Leto